Equity - Additional information (Details)								12 Months Ended
	Mar. 24, 2025 USD ($) $ / shares	Nov. 13, 2024 USD ($) $ / shares	Jul. 24, 2024 USD ($) $ / shares	Mar. 22, 2024 USD ($) $ / shares	Nov. 10, 2023 USD ($) $ / shares	Jul. 03, 2023 USD ($) $ / shares	Mar. 24, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) S/ / shares $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) S/ / shares $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2024 S/ / shares
Disclosure of classes of share capital [line items]
Trading frequency								20.00%		50.00%
Increase in legal reserves								$ 167,000		$ 102,000		$ 0
Dividends declared to non controlling interest								$ 7,343,000		1,607,000		$ 2,647,000
Total number of common and investment shares outstanding | shares												253,986,867	253,986,867	253,986,867
Percnetage of acquired by FMC equivalent								1.52%
Other reserves								$ 31,897,000	$ 31,897,000	31,897,000	$ 31,897,000
Dividends recognised as distributions to owners								25,783,000		20,149,000		$ 21,189,000
Additional paid-in capital								$ 218,450,000	$ 218,450,000	218,450,000	$ 218,450,000
Minimum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage								10.00%
Maximum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage								20.00%
Additional Paid-in Capital [Member]
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners								$ 0		$ 0		$ 0
Common shares [member]
Disclosure of classes of share capital [line items]
Market price per share | S/ / shares									$ 51		$ 54
Par value per share | S/ / shares															S/ 10
Number of shares outstanding | shares								274,889,924	274,889,924
Investment shares [Member]
Disclosure of classes of share capital [line items]
Market price per share | S/ / shares									$ 16		$ 16
Par value per share | S/ / shares															S/ 10
Sociedad Minera Cerro Verde S.A.A.
Disclosure of classes of share capital [line items]
Par value per share | $ / shares								$ 2.83	$ 2.83
Quoted price per equity share | $ / shares								$ 40.7	$ 40.7	$ 36.5	$ 36.5
Other reserves								$ 198,100,000	$ 198,100,000	$ 198,100,000	$ 198,100,000
Number of shares outstanding | shares								350,056,012	350,056,012	350,056,012	350,056,012
Number of shares authorised | shares								350,056,012	350,056,012	350,056,012	350,056,012
Number of shares issued | shares								350,056,012	350,056,012	350,056,012	350,056,012
Dividend Declared	$ 250,000,000	$ 400,000,000	$ 300,000,000	$ 150,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000
Dividend Declared Per Share | $ / shares	$ 0.71	$ 1.14	$ 0.86	$ 0.43	$ 0.71	$ 0.71	$ 0.71
Withholding Taxes Percentage		4.10%	4.10%	4.10%	4.10%	4.10%	4.10%
Other equity contributions								$ 10,700,000	$ 10,700,000	$ 10,800,000	$ 10,800,000
Sociedad Minera Cerro Verde S.A.A. | Minimum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage								10.00%
Withholding Taxes Percentage	4.10%
Sociedad Minera Cerro Verde S.A.A. | Maximum
Disclosure of classes of share capital [line items]
Other capital reserve, Percentage								20.00%
Withholding Taxes Percentage	6.80%